Derivative Liabilities - Schedule of Warrants Outstanding (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 24, 2024	Nov. 21, 2023	Apr. 28, 2023	Jul. 15, 2022
Schedule of Warrants Outstanding [Line Items]
Outstanding	65			167
Weighted average exercise price	$ 12,257	$ 392	$ 5,600		$ 2,817
April 27, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding	49
Expiry date	Apr. 27, 2027
Weighted average exercise price	$ 9,859
November 21, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding	16
Expiry date	Nov. 21, 2028
Weighted average exercise price	$ 19,600